UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: _(811-05037)_

Professionally Managed Portfolios
________________________________________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
________________________________________________________________
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
615 East Michigan Street
Milwaukee, WI 53202
________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5301

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Muzinich Short Duration High Yield Corporate Debt Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Muzinich High Income Floating Rate Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Muzinich U.S. High Yield Corporate Bond Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Muzinich Credit Opportunities Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Professionally Managed Portfolios

By (Signature and Title)*   /s/ Eric W. Falkeis
Eric W. Falkeis
Principal Executive Officer

Date            8/22/12

* Print the name and title of each signing officer under his or her signature.